Segment Disclosures - Summary of Reportable Segments (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 56,453,889	$ 44,938,613	$ 156,225,998	$ 121,754,918	$ 168,764,571	$ 124,024,363	$ 109,528,549
Operating expenses:
General and administrative	7,330,245	5,232,950	21,114,475	16,797,252	23,265,196	16,471,199	10,461,453
Depreciation	13,220,916	10,748,337	36,155,008	30,035,065	40,946,406	32,294,627	29,605,278
Intangible amortization expense	4,849,934	3,710,736	13,222,791	8,623,964	12,422,205	9,777,116	11,493,394
Other property acquisition expenses					934,838	1,366,092	141,489
Acquisition expenses	77,813	211,985	780,684	548,083
Contingent earnout adjustment	200,626	700,000	1,514,447	3,219,744	12,619,744	(2,500,000)	200,000
Write-off of equity interest and preexisting relationships upon acquisition of control			2,049,682	8,389,573	8,389,573	0	0
Self administration transaction expenses						0	1,572,238
Acquisition expenses – affiliates							84,061
Impairment of goodwill and intangible assets						36,465,732
Impairment of investments in Managed REITs					0	4,376,879	0
Total operating expenses	43,555,146	34,757,454	122,810,858	107,504,071	152,435,452	145,164,573	101,885,233
Gain on equity interests upon acquisition			16,101,237	178,631		0	8,017,353
Gain on sale of real estate				178,631	178,631	0	3,944,696
Other income (expense):
Interest expense	(11,752,656)	(8,288,215)	(28,181,026)	(25,320,635)	(31,818,237)	(32,597,613)	(37,563,247)
Interest expense – accretion of fair market value of secured debt			38,968	92,344	110,942	130,682	131,611
Interest expense – debt issuance costs					(1,676,309)	(3,586,381)	(3,996,676)
Net loss on extinguishment of debt			(2,393,475)	(2,444,788)	(2,444,788)	0	(2,647,633)
Other, net	1,202,670	(1,110,294)	184,987	(1,300,405)	(244,076)	5,986,719	(624,958)
Income tax (expense) benefit	102,233	276,592	402,242	2,081,288
Income (loss) from operations	12,898,743	10,181,159	49,516,377	14,429,478	16,507,750	(21,140,210)	11,588,012
Net income (loss)	2,246,524	1,059,242	19,529,105	(12,555,062)	(19,564,718)	(51,206,803)	(25,095,538)
Self Storage
Revenues:
Total revenues	53,232,671	42,703,033	146,834,058	113,895,645	158,162,934	110,174,925	103,201,260
Operating expenses:
Depreciation	12,965,473	10,561,402	35,498,513	29,483,726	40,203,484	31,773,526	29,305,979
Intangible amortization expense	4,801,004	3,495,615	12,799,016	7,550,981	11,134,100	5,234,312	9,051,083
Other property acquisition expenses					934,838	1,366,092	141,489
Acquisition expenses	77,813	211,985	780,684	548,083
Acquisition expenses – affiliates							84,061
Total operating expenses	33,828,309	26,862,193	91,804,788	72,999,231	100,400,079	76,679,129	80,911,393
Gain on equity interests upon acquisition				178,631			8,017,353
Gain on sale of real estate					178,631		3,944,696
Other income (expense):
Interest expense	(11,709,293)	(8,229,389)	(28,051,635)	(25,188,429)	(31,641,943)	(32,417,179)	(37,469,725)
Interest expense – accretion of fair market value of secured debt					110,942	130,682	131,611
Interest expense – debt issuance costs					(1,676,309)	(3,577,730)	(3,990,421)
Net loss on extinguishment of debt			(2,393,475)	(2,444,788)	(2,444,788)		(2,635,278)
Other, net	645,520	(775,326)	394,535	(281,435)	(366,849)	1,708,026	(1,159,570)
Income tax (expense) benefit	70,245	238,898	(13,131)	170,556
Income (loss) from operations	19,404,362	15,840,840	55,029,270	41,075,045	57,941,486	33,495,796	26,234,563
Net income (loss)	8,410,834	7,075,023	24,965,564	13,330,949	21,922,539	(660,405)	(10,871,467)
Managed REIT Platform
Revenues:
Total revenues	3,221,218	2,235,580	9,391,940	7,859,273	10,601,637	13,849,438	6,327,289
Operating expenses:
Intangible amortization expense	48,930	215,121	423,775	1,072,983	1,288,105	4,542,804	2,442,311
Contingent earnout adjustment	200,626	700,000	1,514,447	3,219,744	12,619,744	(2,500,000)
Write-off of equity interest and preexisting relationships upon acquisition of control			2,049,682	8,389,573	8,389,573
Impairment of goodwill and intangible assets						36,465,732
Impairment of investments in Managed REITs						4,376,879
Total operating expenses	2,141,149	2,475,376	9,235,100	17,156,249	28,027,255	51,493,144	8,440,850
Gain on equity interests upon acquisition			16,101,237
Other income (expense):
Other, net	104,123	(49,034)	(78,161)	(148,969)	1,402,476	4,557,129	534,612
Income tax (expense) benefit	(92,725)	37,694	606,719	1,910,732
Income (loss) from operations	1,080,069	(239,796)	16,258,077	(9,296,976)	(17,425,618)	(37,643,706)	(2,113,561)
Net income (loss)	1,091,467	(251,136)	16,786,635	(7,535,213)	(16,023,142)	(33,086,577)	(1,578,949)
Corporate and Other
Operating expenses:
General and administrative	7,330,245	5,232,950	21,114,475	16,797,252	23,265,196	16,471,199	10,461,453
Depreciation	255,443	186,935	656,495	551,339	742,922	521,101	299,299
Contingent earnout adjustment							200,000
Self administration transaction expenses							1,572,238
Total operating expenses	7,585,688	5,419,885	21,770,970	17,348,591	24,008,118	16,992,300	12,532,990
Other income (expense):
Interest expense	(43,363)	(58,826)	(129,391)	(132,206)	(176,294)	(180,434)	(93,522)
Interest expense – debt issuance costs						(8,651)	(6,255)
Net loss on extinguishment of debt							(12,355)
Other, net	453,027	(285,934)	(131,387)	(870,001)	(1,279,703)	(278,436)
Income tax (expense) benefit	(79,753)		(191,346)
Income (loss) from operations	(7,585,688)	(5,419,885)	(21,770,970)	(17,348,591)	(24,008,118)	(16,992,300)	(12,532,990)
Net income (loss)	(7,255,777)	(5,764,645)	(22,223,094)	(18,350,798)	(25,464,115)	(17,459,821)	(12,645,122)
Self Storage Rental Revenue
Revenues:
Total revenues	51,022,976	40,695,622	140,551,208	108,303,763	150,610,337	104,888,883	99,494,560
Self Storage Rental Revenue | Self Storage
Revenues:
Total revenues	51,022,976	40,695,622	140,551,208	108,303,763	150,610,337	104,888,883	99,494,560
Ancillary Operating Revenue
Revenues:
Total revenues	2,209,695	2,007,411	6,282,850	5,591,882	7,552,597	5,286,042	3,706,700
Ancillary Operating Revenue | Self Storage
Revenues:
Total revenues	2,209,695	2,007,411	6,282,850	5,591,882	7,552,597	5,286,042	3,706,700
Managed REIT Platform Revenue
Revenues:
Total revenues	2,055,224	1,263,029	5,877,454	4,609,060	6,322,970	8,048,630	3,068,306
Managed REIT Platform Revenue | Managed REIT Platform
Revenues:
Total revenues	2,055,224	1,263,029	5,877,454	4,609,060	6,322,970	8,048,630	3,068,306
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Reimbursable Costs from Managed REITs | Managed REIT Platform
Revenues:
Total revenues	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Property operating expenses
Operating expenses:
Operating expenses	15,984,019	12,593,191	42,726,575	35,416,441	48,127,657	38,305,199	35,723,111
Property operating expenses | Self Storage
Operating expenses:
Operating expenses	15,984,019	12,593,191	42,726,575	35,416,441	48,127,657	38,305,199	35,723,111
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses							6,605,670
Property Operating Expenses – Affiliates | Self Storage
Operating expenses:
Operating expenses							6,605,670
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	725,599	587,704	1,732,710	1,223,736	1,451,166	2,806,921	2,739,556
Managed REIT Platform Expenses | Managed REIT Platform
Operating expenses:
Operating expenses	$ 725,599	$ 587,704	$ 1,732,710	$ 1,223,736	$ 1,451,166	$ 2,806,921	$ 2,739,556